UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2017 to June 30, 2017.
Date of Report (Date of earliest event reported): August 8, 2017
The Bancorp Bank
Name of Securitizer
Commission File Number of securitizer: 025-01464
Central Index Key Number of securitizer: 0001505494
Paul Frenkiel, Chief Financial Officer, (312) 385-5000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for initial period pursuant to Rule 15Ga-1(c)(1): ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): ☐

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date: August 8, 2017	The Bancorp Bank (Securitizer)

By: /s/ Paul Frenkiel
Name: Paul Frenkiel
Title: Chief Financial Officer

INFORMATION TO BE INCLUDED IN THE REPORT
PART I: REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name of Issuing Entity (a)	Check if Registered (b)	Name of Originator (c)	Total Assets in ABS by Originator			Assets That Were Subject to Demand			Assets That Were Repurchased or Replaced
			(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)
Asset Class: Non performing loans
Walnut Street 2014-1 Issuer, LLC		The Bancorp Bank	107	$209,632,049	100.0%	41	$56,823,147	34.09%
Total			107	$209,632,049	100.0%	41	$56,823,147	34.09%

Name of Issuing Entity (a)	Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Footnote
	(#) (m)	($) ( n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)
Asset Class: Non performing loans
Walnut Street 2014-1 Issuer, LLC										41	$56,823,147	34.09%	(1)
Total										41	$56,823,147	34.09%

(1)
The party demanding repurchase did not provide a factual basis for its demand and we do not believe that such basis exists. All dollar amounts and percentages in columns (e) and (f) are calculated by substituting the initial principal balance of assets at the time of securitization with the initial basis amount of assets (which represents the initial value attributed to the assets) at the time of securitization. All dollar amount and percentages in columns (g) through (x) are calculated by substituting the outstanding principal balance of assets with the adjusted basis amount of assets (which is equal to the initial basis amount minus any amount applied to reduce the unpaid principal amount (including as a result of a charge-off)) as of June 30, 2017.

Explanatory Note:

This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and is available to us without unreasonable effort or expense. We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer ("Covered Transactions"), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets ("Repurchases") that is required to be reported on Form ABS-15G ("Reportable Information"), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records ("Demand Entities"), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us. Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities. The information in this Form ABS-15G has not been verified by any third party.